UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2733

The Salomon Brothers Fund Inc.
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.
Smith Barney Fund Management LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31
Date of reporting period: September 30, 2004

ITEM 1.           SCHEDULE OF INVESTMENTS

THE SALOMON BROTHERS FUND INC.

FORM N-Q
SEPTEMBER 30, 2004

SALOMON BROTHERS FUND

Schedule of Investments (unaudited)	September 30, 2004

SHARES	SECURITY	VALUE

COMMON STOCK — 98.8%
CONSUMER DISCRETIONARY — 9.2%
Hotels, Restaurants & Leisure — 0.8%
406,400	McDonald's Corp.	$11,391,392

Household Durables — 0.9%
630,800	Newell Rubbermaid Inc.	12,641,232

Leisure Equipment & Products — 1.0%
770,600	Mattel, Inc.	13,970,978

Media — 4.1%
	Comcast Corp.:
466,700	Class A Shares (a)	13,179,608
135,900	Special Class A Shares (a)	3,794,328
1,190,185	Liberty Media Corp., Class A Shares (a)	10,378,413
71,686	Liberty Media International, Inc. (a)	2,391,588
342,300	The News Corp. Ltd., ADR	10,724,259
477,700	Viacom Inc., Class B Shares	16,031,612

		56,499,808

Multiline Retail — 0.8%
255,900	Costco Wholesale Corp.	10,635,204

Specialty Retail — 1.6%
416,900	Best Buy Co., Inc.	22,612,656

	TOTAL CONSUMER DISCRETIONARY	127,751,270

CONSUMER STAPLES - 9.8%
Beverages — 1.9%
533,500	PepsiCo, Inc.	25,954,775

Food Products — 1.9%
374,900	Kellogg Co.	15,993,234
462,000	Sara Lee Corp.	10,561,320

		26,554,554

Household Products — 4.0%
404,300	Kimberly-Clark Corp.	26,113,737
563,200	The Procter & Gamble Co.	30,480,384

		56,594,121

Personal Products — 1.0%
331,600	The Estee Lauder Cos., Inc., Class A Shares	13,860,880

See Notes to Schedule of Investments.

SALOMON BROTHERS FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

Tobacco — 1.0%
291,300	Altria Group, Inc.	$13,702,752

	TOTAL CONSUMER STAPLES	136,667,082

ENERGY — 8.3%
Energy — 0.0%
400	Gas Properties (100% owned) (b)	315,768

Energy Equipment & Services — 2.1%
518,300	ENSCO International Inc.	16,932,861
392,900	GlobalSantaFe Corp.	12,042,385

		28,975,246

Oil & Gas — 6.2%
265,200	ChevronTexaco Corp.	14,225,328
937,800	Exxon Mobil Corp.	45,323,874
271,500	TotalFinaElf S.A., ADR (c)	27,739,155

		87,288,357

	TOTAL ENERGY	116,579,371

FINANCIALS — 20.0%
Banks — 8.6%
920,544	Bank of America Corp.	39,887,172
356,000	The Bank of New York Co., Inc.	10,384,520
190,300	Comerica Inc.	11,294,305
384,300	U.S. Bancorp.	11,106,270
307,700	Wachovia Corp.	14,446,515
548,600	Wells Fargo & Co.	32,713,018

		119,831,800

Diversified Financials — 7.3%
352,000	American Express Co.	18,113,920
207,700	Freddie Mac	13,550,348
198,100	The Goldman Sachs Group, Inc.	18,470,844
747,340	J.P. Morgan Chase & Co.	29,691,818
401,500	MBNA Corp.	10,117,800
233,800	Merrill Lynch & Co., Inc.	11,624,536

		101,569,266

Insurance — 4.1%
458,100	American International Group, Inc.	31,146,219
169	Berkshire Hathaway Inc., Class A Shares (a)	14,643,850
159,700	The Chubb Corp.	11,223,716

		57,013,785

	TOTAL FINANCIALS	278,414,851

See Notes to Schedule of Investments.

SALOMON BROTHERS FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

HEALTHCARE — 13.1%
Biotechnology — 2.0%
293,636	Amgen Inc. (a)	$16,643,289
189,200	OSI Pharmaceuticals, Inc. (a)	11,628,232

		28,271,521

Healthcare Equipment & Supplies — 2.4%
243,000	Fisher Scientific International Inc. (a) (c)	14,174,190
292,200	Guidant Corp.	19,296,888

		33,471,078

Pharmaceuticals — 8.7%
463,100	GlaxoSmithKline PLC, ADR (c)	20,251,363
1,305,900	Pfizer Inc.	39,960,540
739,700	Schering-Plough Corp. (c)	14,098,682
209,500	Sepracor, Inc. (a) (c)	10,219,410
922,700	Teva Pharmaceutical Industries Ltd., ADR (c)	23,944,065
326,500	Wyeth	12,211,100

		120,685,160

	TOTAL HEALTHCARE	182,427,759

INDUSTRIALS — 14.8%
Aerospace & Defense — 4.5%
655,800	The Boeing Co.	33,852,396
232,500	Lockheed Martin Corp.	12,968,850
424,200	Raytheon Co.	16,111,116

		62,932,362

Building Products — 1.1%
409,200	American Standard Cos., Inc.	15,921,972

Commercial Services & Supplies — 2.4%
214,500	Avery Dennison Corp.	14,109,810
426,700	Paychex, Inc.	12,865,005
230,700	Waste Management, Inc.	6,307,338

		33,282,153

Industrial Conglomerates — 6.1%
1,675,400	General Electric Co.	56,259,932
382,300	Honeywell International Inc.	13,709,278
503,700	Tyco International Ltd.	15,443,442

		85,412,652

Machinery — 0.7%
246,400	Navistar International Corp. (a) (c)	9,163,616

	TOTAL INDUSTRIALS	206,712,755

See Notes to Schedule of Investments.

SALOMON BROTHERS FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

INFORMATION TECHNOLOGY — 15.0%
Communications Equipment — 3.7%
7,065,800	ADC Telecommunications, Inc. (a) (c)	$12,789,098
925,000	Cisco Systems, Inc. (a)	16,742,500
5,554,900	Nortel Networks Corp.(a)	18,886,660
176,400	Polycom, Inc. (a)	3,496,248

		51,914,506

Computers & Peripherals — 4.2%
586,000	Dell Inc. (a)	20,861,600
770,900	Hewlett-Packard Co.	14,454,375
272,300	International Business Machines Corp.	23,347,002

		58,662,977

Semiconductor Equipment & Products — 2.0%
619,600	Applied Materials, Inc. (a)	10,217,204
423,400	Intel Corp.	8,493,404
335,900	Xilinx, Inc.	9,069,300

		27,779,908

Software — 5.1%
656,700	BMC Software, Inc. (a) (c)	10,382,427
1,864,600	Microsoft Corp.	51,556,190
742,000	Oracle Corp. (a)	8,369,760

		70,308,377

	TOTAL INFORMATION TECHNOLOGY	208,665,768

MATERIALS — 4.0%
Containers & Packaging — 0.6%
400,200	Smurfit-Stone Container Corp. (a) (c)	7,751,874

Metals & Mining — 2.2%
516,600	Alcoa Inc.	17,352,594
650,600	Barrick Gold Corp.	13,688,624

		31,041,218

Paper & Forest Products — 1.2%
424,500	International Paper Co.	17,154,045

	TOTAL MATERIALS	55,947,137

TELECOMMUNICATION SERVICES — 1.7%
Wireless Telecommunication Services — 1.7%
1,163,200	AT&T Wireless Services Inc. (a)	17,192,096
304,000	Nextel Communications Inc. (a)	7,247,360

	TOTAL TELECOMMUNICATION SERVICES	24,439,456

See Notes to Schedule of Investments.

SALOMON BROTHERS FUND

Schedule of Investments (unaudited) (continued)	September 30, 2004

SHARES	SECURITY	VALUE

UTILITIES — 2.9%
Electric Utilities — 0.7%
245,500	FirstEnergy Corp.	$10,085,140

Gas Utilities — 1.2%
1,839,100	El Paso Corp. (c)	16,901,329

Multi-Utilities — 1.0%
619,500	NiSource Inc.	13,015,695

	TOTAL UTILITIES	40,002,164

	TOTAL COMMON STOCK (Cost — $1,148,133,932)	1,377,607,613

FACE
AMOUNT

REPURCHASE AGREEMENT — 1.5%
$ 21,605,000	Merrill Lynch Government Securities Inc., dated 9/30/04,
	1.850% due 10/1/04; Proceeds at maturity — $21,606,110;
	(Fully collateralized by various U.S Government Agency
	Obligations, 0.000% to 6.050% due 10/8/04 to 8/4/28;
	Market value — $22,037,251) (Cost — $21,605,000)	21,605,000

	TOTAL INVESTMENTS —100.3% (Cost — $1,169,738,932*)	1,399,212,613
	Liabilities in Excess of Other Assets — (0.3)%	(4,416,640)

	TOTAL NET ASSETS — 100.0%	$1,394,795,973

LOAN SECURITIES COLLATERAL
87,432,523	State Street Navigator Securities Lending Trust Prime Portfolio
	(Cost — $87,432,523)	$87,432,523

(a)	Non-income producing security.
(b)	Fair value is determined pursuant to procedures established by the Board of Directors.
(c)	All or a portion of this security is on loan.
*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:
ADR — American Depositary Receipt.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1.          Organization and Significant Accounting Policies

Salomon Brothers Fund Inc (“Fund”) , is registered as a diversified, closed-end, management investment company under the Investment Company Act of 1940, as amended.

The following is a summary of significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”):

(a) Securities Valuation. Portfolio securities listed or traded on national securities exchanges, or reported by the NASDAQ national market system, are valued at the last sale price, or if there have been no sales on that day, at the mean of the current bid and asked price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and asked price. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Directors. “Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADR’s and futures contracts”. Short-term securities with less than 60 days remaining to maturity when acquired by the Fund are valued at amortized cost which approximates market value.

(b) Investment Transactions. Securities transactions are accounted for on the trade date. Original issue discount, market discount and premium on securities purchased is accreted or amortized on an effective yield basis over the life of the security.

(c) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(d) Securities Lending. The Fund has an agreement with their custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations, and receives a lender’s fee. Fees earned by the Funds on securities lending are recorded as interest income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which may vary depending on the type of securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund maintains exposure for the risk of any losses in the investment of amounts received as collateral.

2.          Investments

At September 30, 2004, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$266,069,921
Gross unrealized depreciation	(36,596,240)

Net unrealized appreciation	$229,473,681

At September 30, 2004, the Fund loaned securities having a market value of $86,051,149. The Fund received cash collateral amounting to $87,432,523 which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio.

ITEM 2.           CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.           EXHIBITS.

           Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Salomon Brothers Fund Inc.

By	/s/ R. JAY GERKEN

R. Jay Gerken
Chief Executive Officer

Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN

R. Jay Gerken
Chief Executive Officer

Date: November 29, 2004

By	/s/ FRANCES M. GUGGINO

Frances M. Guggino
Chief Financial Officer

Date: November 29, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN

R. Jay Gerken
Chief Executive Officer

Date: November 29, 2004

By	/s/ FRANCES M. GUGGINO

Frances M. Guggino
Chief Financial Officer

Date: November 29, 2004